Contract Liabilities	12 Months Ended
Jun. 30, 2025
Contract Liabilities [Abstract]
CONTRACT LIABILITIES

NOTE 11 – CONTRACT LIABILITIES

Contract liabilites as of June 30, 2025 and 2024 consisted of the following:

	2025	2024
Housekeeping services	$211,095	$256,551
Educational consulting services	87,690	-
Senior care services	-	230,520
Total	$298,785	$487,071

E-Home received annual fees from senior care services customers and recognized revenues over the contract period. The amounts advanced from customers from senior care services were Nil and $230,520 as of June 30, 2025 and 2024, respectively, which will be recognized as senior care services revenue within 12 months. E-Home received advance from housekeeping services customers and recognized revenues when services are provided. The amounts advanced from customers from housekeeping services were $211,095 and $256,551 as of June 30, 2025 and 2024, respectively, which will be recognized as housekeeping services revenue within 12 months.

Chuangying received advances from its educational consulting services customers and recognized revenues when services are provided. The amounts advanced from customers from educational consulting services were $87,690 and Nil as of June 30, 2025 and 2024, respectively, which will be recognized as housekeeping services revenue within 12 months.

Contract liabilities as of June 30, 2025 and 2024 consisted of the following:

	2025	2024

Beginning balance	$487,071	$2,123,540
Prepayments from customers	299,069	487,201
Revenue recognized	(485,368)	(2,153,613)
Exchange rate difference	(1,987)	29,943
Ending balance	$298,785	$487,071

For the years ended June 30, 2025 and 2024, the Company recognized $485,368 and $2,153,613 of revenue, which were included in the contract liabilities balances at the beginning of the periods, respectively.